Summary of Significant Accounting Policies - Schedule of Class A Ordinary Shares Subject to Redemption (Details) - HCM II Acquisition Corp - USD ($)		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Aug. 19, 2024	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Mar. 31, 2025
Schedule of Class A Ordinary Shares Subject to Redemption [Line Items]
Gross proceeds from initial public offering	$ 231,150,000			$ 226,000,000		$ 226,000,000
Plus:
Accretion of carrying value to redemption value		$ 2,477,726	$ 18,369,812			21,063,682
Class A ordinary shares subject to possible redemption, December 31, 2024					242,642,972	235,193,585	$ 235,193,585
Class AOrdinary Shares Subject To Redemption Member
Schedule of Class A Ordinary Shares Subject to Redemption [Line Items]
Gross proceeds from initial public offering						230,000,000	230,000,000
Less:
Proceeds allocated to Public Warrants						(529,000)	(529,000)
Class A ordinary shares issuance costs						(15,341,097)	(15,341,097)
Plus:
Accretion of carrying value to redemption value						21,063,682
Class A ordinary shares subject to possible redemption, December 31, 2024		$ 240,134,175			$ 242,642,972	$ 235,193,585	$ 235,193,585	$ 237,656,449